Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net (Tables)
	June 30, 2019	June 30, 2018
Software	$12,540	$-
Less: accumulated depreciation and amortization	(2,299)	-
Total	$10,241	$-